UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                Information Required of Institutional Investment
             Managers Pursuant to Section 13 (f) of the Securities
                   Exchange Act of 1934 and Rules Thereunder

                  Adopted in Release No. 34-14852, (P.81,610),
                         June 15, 1978, 43 F.R. 26700}

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/02

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bowman Capital Management, L.P.
Address: 1875 South Grant Street, Suite 600
         San Mateo, California 94402


13F File Number: 34-14852

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all amended items, statements and schedules remain true, correct and complete as previously filed.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Mateo and State of California on the 13th day of May 2002.

Name and 13F file number of ALL Institutional Investment managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order)

13F file number will be assigned to Institutional Investment managers after they file their first report.

Name            13F File No.:
1. None*


Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer

Phone:    650-287-2263


Signature, Place, and Date of Signing:

           Thomas Pindelski        San Mateo, California            May 13, 2002

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

* Bowman Capital Management, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnership which it serves as the general partner. Accordingly, such investment partnership has no separate requirements pursuant to Rule 13F-1.

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
                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt            -----------------------
      Name of Issuer         Title of class   CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      Sole   Shared   None
---------------------------  --------------   ---------    ---------    -------- --  ---- ------- --------   -------   ------   ----
ADC TELECOMMUNICATIONS INC    Common Stock    000886101         9           2199 SH        Sole                 2199
AGILENT TECHNOLOGIES INC      Common Stock    00846U101     12586         360000 SH        Sole               360000
ALCATEL SA -SPONSORED ADR     Common Stock    013904305        64           4550 SH        Sole                 4550
ANTEON INTERNATIONAL CORP     Common Stock    03674E108       208          10000 SH        Sole                10000
APPLIED MATERIALS INC         Common Stock    038222105     23065         425000 SH        Sole               425000
ATMEL CORP                    Common Stock    049513104      2028         200000 SH        Sole               200000
AVICI SYSTEMS INC             Common Stock    05367L109        13           6602 SH        Sole                 6602
BELL MICROPRODUCTS INC        Common Stock    078137106     15600        1500000 SH        Sole              1500000
BROADCOM CORP-CL A            Common Stock    111320107      1790          49851 SH        Sole                49851
CISCO SYSTEMS INC             Common Stock    17275R102     11216         662519 SH        Sole               662519
CRITICAL PATH INC             Common Stock    22674V100         1            398 SH        Sole                  398
DITECH COMMUNICATIONS CORP    Common Stock    25500M103         0             60 SH        Sole                   60
ELECTRONIC ARTS INC           Common Stock    285512109     13680         225000 SH        Sole               225000
EMC CORP                      Common Stock    268648102     47934        4021300 SH        Sole              4021300
EMULEX CORP                   Common Stock    292475209      5308         161200 SH        Sole               161200
F5 NETWORKS INC               Common Stock    315616102     14525         625000 SH        Sole               625000
GLOBAL SPORTS INC             Common Stock    37937A107         0              6 SH        Sole                    6
HEWLETT-PACKARD CO.           Common Stock    428236103     15945         888793 SH        Sole               888793
HUTCHINSON TECH               Common Stock    448407106     12247         567800 SH        Sole               567800
I3 MOBILE INC                 Common Stock    465713105         1            795 SH        Sole                  795
INKTOMI CORP                  Common Stock    457277101         3           1002 SH        Sole                 1002
JUNIPER NETWORKS INC          Common Stock    48203R104      6895         546325 SH        Sole               546325
KANA SOFTWARE INC             Common Stock    483600102         6            344 SH        Sole                  344
MARVELL TECHNOLOGY GROUP LTD  Common Stock    G5876H105     10527         240350 SH        Sole               240350
MAXIM INTEGRATED PRODUCTS     Common Stock    57772K101     11142         200000 SH        Sole               200000
MOORE CORP LTD                Common Stock    615785102      8457         650000 SH        Sole               650000
NEOFORMA.COM INC              Common Stock    640475505         2             87 SH        Sole                   87
NEW CENTURY FINANCIAL CORP    Common Stock    64352D101      4540         200000 SH        Sole               200000
NVIDIA CORP                   Common Stock    67066G104     70923        1598800 SH        Sole              1598800
ONI SYSTEMS CORP              Common Stock    68273F103         6            992 SH        Sole                  992
OPENWAVE SYSTEMS INC          Common Stock    683718100         4            660 SH        Sole                  660
REDBACK NETWORKS              Common Stock    757209101      2451         720800 SH        Sole               720800
SCIENTIFIC-ATLANTA INC        Common Stock    808655104      7242         313500 SH        Sole               313500
SIEBEL SYSTEMS INC            Common Stock    826170102     53060        1627100 SH        Sole              1627100
SOLECTRON CORP                Common Stock    834182107     11479        1471721 SH        Sole              1471721
SUPPORT.COM INC               Common Stock    868587106        35          11546 SH        Sole                11546
SYCAMORE NETWORKS INC         Common Stock    871206108        37           9450 SH        Sole                 9450
UNITED MICROELECTRONICS-ADR   ADR Stocks      910873207      6923         650000 SH        Sole               650000
VERITAS SOFTWARE CORP         Common Stock    923436109     17532         400000 SH        Sole               400000
YOUTHSTREAM MEDIA NETWORKS IN Common Stock    987819109         1           1392 SH        Sole                 1392
